Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE
TOTAL REVENUE	$ 411,452	$ 278,238	$ 1,304,725	$ 1,164,640	$ 1,484,235	$ 3,640,796
COST OF REVENUE	136,887	447,248	781,895	1,007,321	991,558	2,624,461
GROSS PROFIT	274,565	(169,010)	522,830	157,319	492,677	1,016,335
OPERATING EXPENSES
General & Administrative	698,717	411,286	2,042,022	1,264,945	1,721,420	1,780,493
Total Operating Expenses	698,717	411,286	2,042,022	1,264,945	1,721,420	1,780,493
LOSS FROM OPERATIONS	(424,151)	(580,296)	(1,519,193)	(1,107,626)	(1,228,743)	(764,158)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)		12,225	(68)	20,001	24,282
Interest Income	58	69	193	265	914	411
Interest Expense	(29,337)	(32,125)	(256,660)	(98,133)	(398,756)	(383,299)
Total Other Income (Expense)	(29,280)	(19,831)	(256,535)	(77,867)	(373,560)	(382,888)
LOSS BEFORE INCOME TAXES	(453,431)	(600,127)	(1,775,728)	(1,185,493)	(1,602,303)	(1,147,046)
BENEFIT (PROVISION) FOR INCOME TAXES						(7,762)
NET LOSS	$ (453,431)	$ (600,127)	$ (1,775,728)	$ (1,185,493)	$ (1,602,303)	$ (1,154,808)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)
WEIGHTED AVERAGE SHARES	68,459,430	51,401,395	69,581,603	51,401,395	51,718,895	50,693,726
Equipment Sales [Member]
REVENUE
TOTAL REVENUE	$ 300,756	$ 132,315	$ 1,079,861	$ 912,822	$ 1,151,027	$ 3,429,777
Service Revenue [Member]
REVENUE
TOTAL REVENUE	106,434	143,945	219,414	244,296	325,680	207,889
Other Revenue [Member]
REVENUE
TOTAL REVENUE	$ 4,262	$ 1,978	$ 5,450	$ 7,522	$ 7,528	$ 3,130